UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, New York	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Global High Yield Bond Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with the preservation of capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Global High Yield Bond Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II	Legg Mason Partners Global High Yield Bond Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Global High Yield Bond Fund, excluding sales charges, returned -2.17%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexix, returned -1.08% over the same time frame. The Fund’s former unmanaged benchmark, the Citigroup High Yield Market Index, returned -1.50% for the same period. The Lipper High Current Yield Funds Category Average1 returned -2.03% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Global High Yield Bond Fund — Class A Shares	-2.17%
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index	-1.08%
Citigroup High Yield Market Index	-1 50%
Lipper High Current Yield Funds Category Average[1]	-2.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at wmw.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -2.29%, Class C shares returned -2.30% and Class I shares returned -1.98% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ended June 30, 2008 for Class A, B, C and I shares were 9.44%, 9.43%, 9.45% and 10.32%, respectively. The 30-Day SEC Yield is the average annualized net Investment Income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.34%, 1.64%, 1.69% and 0.86%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 480 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Global High Yield Bond Fund	III

Letter from the chairman continued

Special shareholder notice

The Board of Trustees of the Fund appointed Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) as subadviser to the Fund, under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Singapore. The appointment is expected to be effective on or about November 3, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. The Western Singapore office is responsible for managing Asian (ex Japan) fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement and client service.

Western Singapore will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Fund’s current management fee remains unchanged. Western Asset and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

IV	Legg Mason Partners Global High Yield Bond Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

ix

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Legg Mason Partners Global High Yield Bond Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(2.17)%	$1,000.00	$978.30	1.28%	$6.30
Class B	(2.29)	1,000.00	977.10	1.72	8.46
Class C	(2.30)	1,000.00	977.00	1.69	8.31
Class I	(1.98)	1,000.00	980.20	0.86	4.23

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,018.50	1.28%	$6.42
Class B	5.00	1,000.00	1,016.31	1.72	8.62
Class C	5.00	1,000.00	1,016.46	1.69	8.47
Class I	5.00	1,000.00	1,020.59	0.86	4.32

[1]	For the six months ended June 30, 2008.

[2]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	3

Schedule of Investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 91.0%
CONSUMER DISCRETIONARY — 19.1%
	Auto Components — 1.4%
	Allison Transmission Inc.:
$1,710,000	11.000% due 11/1/15(a)	$1,539,000
1,760,000	Senior Notes, 11.250% due 11/1/15(a)(b)	1,531,200
3,360,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,629,600
	Visteon Corp.:
5,296,000	12.250% due 12/31/16(a)	4,263,280
2,272,000	Senior Notes, 8.250% due 8/1/10	2,033,440
	Total Auto Components	10,996,520
	Automobiles — 1.8%
3,890,000	Ford Motor Co., Notes, 7.450% due 7/16/31	2,285,375
	General Motors Corp.:
2,155,000	Notes, 7.200% due 1/15/11	1,664,737
15,970,000	Senior Debentures, 8.375% due 7/15/33	9,542,075
	Total Automobiles	13,492,187
	Diversified Consumer Services — 0.7%
3,995,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	3,695,375
	Service Corp. International, Senior Notes:
555,000	7.625% due 10/1/18	556,388
1,255,000	7.500% due 4/1/27	1,073,025
	Total Diversified Consumer Services	5,324,788
	Hotels, Restaurants & Leisure — 3.8%
	Boyd Gaming Corp., Senior Subordinated Notes:
285,000	6.750% due 4/15/14	220,875
780,000	7.125% due 2/1/16	579,150
3,125,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(c)	62,500
4,020,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	3,236,100
755,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	660,625
529,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)	447,005
2,375,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,315,625
1,920,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	1,531,200
1,910,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,910,000
775,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(a)	507,625

See Notes to Financial Statements.

4	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Hotels, Restaurants & Leisure — 3.8% continued
$2,650,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(a)	$2,424,750
4,485,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,879,525
	MGM MIRAGE Inc.:
1,785,000	Notes, 6.750% due 9/1/12	1,610,963
910,000	Senior Notes, 5.875% due 2/27/14	741,650
1,675,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,440,500
1,285,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14(a)(d)	950,900
	Station Casinos Inc.:
	Senior Notes:
535,000	6.000% due 4/1/12	428,000
3,765,000	7.750% due 8/15/16	2,899,050
	Senior Subordinated Notes:
865,000	6.875% due 3/1/16	476,831
295,000	6.625% due 3/15/18	159,300
2,155,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)	2,149,612
	Total Hotels, Restaurants & Leisure	28,631,786
	Household Durables — 2.0%
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06(c)(e)(f)	0
3,810,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	3,333,750
4,575,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13(a)	4,769,438
3,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,262,300
4,400,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.710% due 9/1/12	4,119,500
	Total Household Durables	15,484,988
	Internet & Catalog Retail — 0.2%
1,240,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16(a)	1,218,300
	Media — 6.5%
	Affinion Group Inc.:
900,000	Senior Notes, 10.125% due 10/15/13	906,750
4,051,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,061,127
12,738,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	9,505,732
1,759,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	1,596,293
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,095,000

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	5

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Media — 6.5% continued
$1,360,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	$992,800
4,760,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(a)	4,914,700
485,000	CMP Susquehanna Corp., 9.875% due 5/15/14	341,925
	CSC Holdings Inc.:
1,655,000	Senior Debentures, 8.125% due 8/15/09	1,671,550
	Senior Notes:
375,000	8.125% due 7/15/09	378,750
1,155,000	6.750% due 4/15/12	1,091,475
	Dex Media Inc., Discount Notes:
2,060,000	step bond to yield 8.367% due 11/15/13	1,483,200
3,885,000	step bond to yield 8.996% due 11/15/13	2,797,200
1,490,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,344,725
1,050,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,086,750
1,015,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15(a)	992,163
2,665,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(a)	2,651,675
6,920,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,385,550
2,085,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	1,251,000
1,825,000	Sun Media Corp., 7.625% due 2/15/13	1,774,812
	TL Acquisitions Inc.:
3,045,000	Senior Notes, 10.500% due 1/15/15(a)	2,649,150
3,315,000	Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15(a)	2,436,525
	Total Media	49,408,852
	Multiline Retail — 1.3%
	Dollar General Corp.:
785,000	10.625% due 7/15/15	781,075
2,897,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	2,752,150
6,545,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	6,577,725
	Total Multiline Retail	10,110,950
	Specialty Retail — 1.1%
1,570,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16(a)	1,475,800
2,740,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,253,650
2,000,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,080,000

See Notes to Financial Statements.

6	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Specialty Retail — 1.1% continued
$1,479,000	Flooring America Inc., Senior Notes, 9.250% due 10/15/07(c)(e)(f)	$0
	Michaels Stores Inc.:
2,340,000	Senior Notes, 10.000% due 11/1/14	2,038,725
1,060,000	Senior Subordinated Bonds, 11.375% due 11/1/16	848,000
	Total Specialty Retail	8,696,175
	Textiles, Apparel & Luxury Goods — 0.3%
1,975,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,915,750
	TOTAL CONSUMER DISCRETIONARY	145,280,296
CONSUMER STAPLES — 1.4%
	Beverages — 0.0%
70,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	66,150
	Food & Staples Retailing — 0.1%
441,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	520,520
	Food Products — 0.5%
	Dole Food Co. Inc.:
1,530,000	Debentures, 8.750% due 7/15/13	1,354,050
	Senior Notes:
775,000	7.250% due 6/15/10	705,250
2,291,000	8.875% due 3/15/11	2,050,445
	Total Food Products	4,109,745
	Household Products — 0.4%
615,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	605,775
2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,319,675
	Total Household Products	2,925,450
	Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
1,875,000	8.500% due 5/15/12	1,771,875
990,000	11.000% due 5/15/12	1,024,650
	Total Tobacco	2,796,525
	TOTAL CONSUMER STAPLES	10,418,390
ENERGY — 12.1%
	Energy Equipment & Services — 0.6%
1,800,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,806,750
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	729,000
1,215,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,218,038
1,330,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,349,242
	Total Energy Equipment & Services	5,103,030

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	7

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 11.5%
$2,740,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18(a)	$2,733,150
5,292,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,437,530
	Chesapeake Energy Corp., Senior Notes:
65,000	6.625% due 1/15/16	62,725
2,395,000	6.250% due 1/15/18	2,215,375
1,140,000	7.250% due 12/15/18	1,114,350
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,102,750
1,670,215	Corral Finans AB, 7.716% due 4/15/10(a)(b)(d)	1,469,789
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06(c)(e)(f)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06(c)(e)(f)	0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	253,090
3,435,000	7.800% due 8/1/31	3,476,433
1,640,000	7.750% due 1/15/32	1,651,126
4,975,000	Notes, 7.875% due 6/15/12	5,201,994
	Enterprise Products Operating LP:
2,550,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	2,552,961
815,000	Subordinated Notes, 7.034% due 1/15/68(d)	713,702
4,910,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,848,625
830,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(a)	821,700
3,715,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,798,587
	Mariner Energy Inc., Senior Notes:
1,930,000	7.500% due 4/15/13	1,881,750
955,000	8.000% due 5/15/17	928,737
1,720,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18(a)	1,767,300
	OPTI Canada Inc., Senior Secured Notes:
745,000	7.875% due 12/15/14	739,413
810,000	8.250% due 12/15/14	810,000
1,740,000	Parallel Petroleum Corp., 10.250% due 8/1/14	1,753,050
	Petrohawk Energy Corp., Senior Notes:
1,760,000	9.125% due 7/15/13	1,812,800
610,000	7.875% due 6/1/15(a)	598,563
	Petroplus Finance Ltd.:
1,215,000	6.750% due 5/1/14(a)	1,105,650
500,000	Senior Note, 7.000% due 5/1/17(a)	443,750

See Notes to Financial Statements.

8	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 11.5% continued
$1,880,000	Quicksilver Resources Inc., 8.250% due 8/1/15	$1,870,600
9,500,000	SandRidge Energy Inc., 8.625% due 4/1/15(a)(b)	9,785,000
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(h)	5,518,500
1,610,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	1,664,595
536,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	473,020
550,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	533,500
500,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	543,125
4,370,000	VeraSun Energy Corp., 9.375% due 6/1/17	2,272,400
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(a)	2,395,900
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,755,000	7.250% due 5/1/12	2,748,112
2,155,000	7.000% due 2/1/14	2,125,369
	Williams Cos. Inc., Notes:
4,065,000	7.875% due 9/1/21	4,329,225
3,445,000	8.750% due 3/15/32	3,927,300
	Total Oil, Gas & Consumable Fuels	87,481,546
	TOTAL ENERGY	92,584,576
FINANCIALS — 12.2%
	Commercial Banks — 1.9%
	ATF Capital BV:
1,000,000	9.250% due 2/21/14(a)	1,009,420
4,355,000	Senior Notes, 9.250% due 2/21/14(a)	4,387,662
5,375,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17(a)	4,972,681
	TuranAlem Finance BV, Bonds:
2,995,000	8.250% due 1/22/37(a)	2,508,313
2,240,000	8.250% due 1/22/37(a)	1,878,800
	Total Commercial Banks	14,756,876
	Consumer Finance — 4.7%
3,320,000	AmeriCredit Corp., 8.500% due 7/1/15	2,672,600
	Ford Motor Credit Co., Senior Notes:
1,215,000	5.460% due 1/13/12(d)	864,251
19,260,000	12.000% due 5/15/15(g)	16,961,049
	General Motors Acceptance Corp.:
6,247,000	Bonds, 8.000% due 11/1/31	4,072,201
8,740,000	Notes, 6.875% due 8/28/12	5,989,846
5,030,000	SLM Corp., 8.450% due 6/15/18	4,833,372
	Total Consumer Finance	35,393,319

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	9

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 4.0%
$3,725,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(a)	$2,384,000
1,660,000	Capmark Financial Group Inc., 5.875% due 5/10/12	1,171,910
2,260,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	1,937,950
2,225,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)	2,252,661
	Leucadia National Corp., Senior Notes:
2,070,000	8.125% due 9/15/15	2,090,700
770,000	7.125% due 3/15/17	739,200
	LVB Acquisition Merger:
990,000	Senior Notes, 10.375% due 10/15/17(a)	1,054,350
1,355,000	Senior Subordinated Bonds, 11.625% due 10/15/17(a)	1,443,075
	Residential Capital LLC:
3,777,000	8.500% due 5/15/10(a)	3,191,565
5,952,000	9.625% due 5/15/15(a)	2,916,480
	TNK-BP Finance SA:
4,440,000	7.500% due 7/18/16(a)	4,228,878
1,419,000	7.875% due 3/13/18(a)	1,374,657
692,000	Senior Notes, 7.875% due 3/13/18(a)	669,510
	Vanguard Health Holdings Co.:
1,245,000	I LLC, Senior Discount Notes, step bond to yield 9.504% due 10/1/15	1,101,825
3,985,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,965,075
	Total Diversified Financial Services	30,521,836
	Insurance — 0.6%
4,940,000	American International Group Inc., 8.175% due 5/15/58(a)(d)	4,661,498
	Real Estate Investment Trusts (REITs) — 0.3%
140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	130,900
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
835,000	6.500% due 6/1/16	801,600
1,610,000	6.750% due 4/1/17	1,553,650
	Total Real Estate Investment Trusts (REITs)	2,486,150
	Real Estate Management & Development — 0.7%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,275,300
	Realogy Corp.:
570,000	10.500% due 4/15/14	399,000
3,225,000	11.000% due 4/15/14(b)	1,918,875
3,305,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,635,975
	Total Real Estate Management & Development	5,229,150
	TOTAL FINANCIALS	93,048,829

See Notes to Financial Statements.

10	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

HEALTH CARE — 5.8%
	Health Care Equipment & Supplies — 0.3%
$2,115,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	$1,956,375
	Health Care Providers & Services — 5.5%
3,465,000	CRC Health Corp., 10.750% due 2/1/16	2,858,625
	DaVita Inc.:
1,700,000	Senior Notes, 6.625% due 3/15/13	1,640,500
2,275,000	Senior Subordinated Notes, 7.250% due 3/15/15	2,223,813
	HCA Inc.:
2,420,000	Debentures, 7.500% due 12/15/23	1,979,848
	Senior Secured Notes:
3,270,000	9.250% due 11/15/16	3,376,275
8,270,000	9.625% due 11/15/16(b)	8,538,775
4,130,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,191,950
	Tenet Healthcare Corp., Senior Notes:
2,280,000	6.375% due 12/1/11	2,194,500
2,375,000	6.500% due 6/1/12	2,250,312
4,310,000	7.375% due 2/1/13	4,072,950
1,860,000	9.875% due 7/1/14	1,878,600
	Universal Hospital Services Inc.:
1,015,000	6.303% due 6/1/15(d)	954,100
970,000	Senior Secured Notes, 8.500% due 6/1/15(b)	974,850
5,800,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(d)	4,611,000
	Total Health Care Providers & Services	41,746,098
	Pharmaceuticals — 0.0%
8,815,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(f)	198,337
	TOTAL HEALTH CARE	43,900,810
INDUSTRIALS — 11.8%
	Aerospace & Defense — 1.8%
1,740,000	BE Aerospace Inc., 8.500% due 7/1/18	1,755,225
2,838,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	2,894,760
	Hawker Beechcraft Acquisition Co.:
4,810,000	Senior Notes, 8.875% due 4/1/15(b)	4,858,100
2,210,000	Senior Subordinated Notes, 9.750% due 4/1/17	2,221,050
1,890,000	Moog Inc., 7.250% due 6/15/18(a)	1,880,550
	Total Aerospace & Defense	13,609,685

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	11

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Airlines — 1.2%
	Continental Airlines Inc., Pass-Through Certificates:
$63,037	6.541% due 9/15/08(e)	$63,048
1,595,000	7.339% due 4/19/14	1,240,113
6,355,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	6,339,113
1,914,068	Delta Air Lines Inc., 8.954% due 8/10/14	1,435,551
	Total Airlines	9,077,825
	Building Products — 1.6%
	Associated Materials Inc.:
5,275,000	Senior Discount Notes, step bond to yield 13.803% due 3/1/14	3,507,875
3,685,000	Senior Subordinated Notes, 9.750% due 4/15/12	3,666,575
	Nortek Inc.:
1,480,000	Senior Secured Notes, 10.000% due 12/1/13(a)	1,420,800
2,625,000	Senior Subordinated Notes, 8.500% due 9/1/14	1,693,125
4,445,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.362% due 3/1/14	2,044,700
	Total Building Products	12,333,075
	Commercial Services & Supplies — 2.9%
5,465,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	4,727,225
935,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(a)	818,125
7,516,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	7,516,000
2,870,961	Employee Solutions Inc., 10.000% due 4/15/10(c)(e)(f)	287
	Interface Inc.:
675,000	Senior Notes, 10.375% due 2/1/10	712,125
2,095,000	Senior Subordinated Notes, 9.500% due 2/1/14	2,178,800
4,090,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	3,435,600
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08(c)(e)(f)	0
	US Investigations Services Inc.:
2,300,000	11.750% due 5/1/16(a)	1,989,500
310,000	Senior Subordinated Notes, 10.500% due 11/1/15(a)	286,750
	Total Commercial Services & Supplies	21,664,412
	Construction & Engineering — 0.3%
2,480,000	CSC Holdings Inc., 8.500% due 6/15/15(a)	2,449,000
	Industrial Conglomerates — 0.3%
	Sequa Corp.:
1,340,000	11.750% due 12/1/15(a)	1,199,300
1,340,000	13.500% due 12/1/15(a)(b)	1,239,500
	Total Industrial Conglomerates	2,438,800

See Notes to Financial Statements.

12	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Machinery — 0.3%
$1,420,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	$1,327,700
1,250,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	1,237,500
	Total Machinery	2,565,200
	Road & Rail — 2.2%
4,486,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	4,687,870
9,740,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	8,912,100
	Kansas City Southern de Mexico, Senior Notes:
1,030,000	7.625% due 12/1/13	1,004,250
1,105,000	7.375% due 6/1/14	1,077,375
1,040,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	1,055,600
	Total Road & Rail	16,737,195
	Trading Companies & Distributors — 0.9%
2,180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	1,929,300
2,205,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,940,400
4,320,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	3,261,600
	Total Trading Companies & Distributors	7,131,300
	Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
3,760,000	10.426% due 5/15/15(a)(d)	1,222,000
2,530,000	12.500% due 5/15/17(a)	872,850
	Total Transportation Infrastructure	2,094,850
	TOTAL INDUSTRIALS	90,101,342
INFORMATION TECHNOLOGY — 2.2%
	Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
1,190,000	Senior Notes, 9.500% due 10/15/15	1,038,275
	Senior Secured Notes:
860,000	5.463% due 10/15/13(d)	760,025
1,140,000	7.875% due 10/15/14	1,054,500
	Total Electronic Equipment & Instruments	2,852,800
	IT Services — 1.6%
2,300,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	2,093,000
4,400,000	First Data Corp., 9.875% due 9/24/15(a)	3,833,500
	SunGard Data Systems Inc.:
2,417,000	Senior Notes, 9.125% due 8/15/13	2,453,255
3,595,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,630,950
	Total IT Services	12,010,705

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	13

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Software — 0.3%
$2,910,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	$2,313,450
	TOTAL INFORMATION TECHNOLOGY	17,176,955
MATERIALS — 8.7%
	Chemicals — 1.5%
	Georgia Gulf Corp., Senior Notes:
255,000	9.500% due 10/15/14	191,888
5,490,000	10.750% due 10/15/16	3,321,450
1,765,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,623,800
2,775,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,948,437
5,570,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	3,369,850
230,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	194,350
	Total Chemicals	11,649,775
	Containers & Packaging — 0.8%
70,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	52,850
3,375,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	3,240,000
850,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	790,500
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(c)(e)(f)	0
1,310,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(a)	1,395,150
620,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	545,600
	Total Containers & Packaging	6,024,100
	Metals & Mining — 3.2%
3,340,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,529,177
1,500,000	Metals USA Holdings Corp., 8.698% due 7/1/12(b)(d)	1,387,500
3,745,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,913,525
370,000	Noranda Aluminium Acquisition Corp., 6.828% due 5/15/15(d)	320,975
2,220,000	Noranda Aluminium Holding Corp., 8.578% due 11/15/14(d)	1,831,500
4,275,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,061,250
6,660,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)	6,643,350
	Vale Overseas Ltd., Notes:
430,000	6.250% due 1/23/17	418,380
2,605,000	6.875% due 11/21/36	2,432,380
	Total Metals & Mining	24,538,037
	Paper & Forest Products — 3.2%
	Abitibi-Consolidated Co. of Canada:
4,563,000	15.500% due 7/15/10(a)	3,604,770
3,990,000	Senior Secured Notes, 13.750% due 4/1/11(a)	4,229,400

See Notes to Financial Statements.

14	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Paper & Forest Products — 3.2% continued
	Appleton Papers Inc.:
$1,245,000	Senior Notes, 8.125% due 6/15/11	$1,182,750
2,840,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,655,400
7,160,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12(d)	7,231,600
1,700,894	Newpage Holding Corp., 9.986% due 11/1/13(b)(d)	1,649,867
1,400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,267,000
	Verso Paper Holdings LLC:
1,120,000	11.771% due 2/1/13	1,008,000
1,440,000	11.375% due 8/1/16	1,371,600
	Total Paper & Forest Products	24,200,387
	TOTAL MATERIALS	66,412,299
TELECOMMUNICATION SERVICES — 7.1%
	Diversified Telecommunication Services — 4.8%
5,190,000	Axtel SAB de CV, 7.625% due 2/1/17(a)	5,339,213
870,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	700,350
	Citizens Communications Co.:
300,000	Debentures, 7.050% due 10/1/46	211,500
2,100,000	Senior Notes, 7.875% due 1/15/27	1,848,000
1,550,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	395,250
1,302,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,223,880
	Level 3 Financing Inc.:
2,300,000	6.704% due 2/15/15(d)	1,932,000
3,375,000	Senior Notes, 9.250% due 11/1/14	3,088,125
4,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	3,974,475
2,265,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	2,163,075
1,520,000	Qwest Corp., Senior Notes, 7.500% due 10/1/14	1,470,600
	Virgin Media Finance PLC, Senior Notes:
240,000	8.750% due 4/15/14	226,800
6,265,000	9.125% due 8/15/16	5,904,762
	Wind Acquisition Finance SA:
1,714,426	9.984% due 12/21/11(d)	1,670,494
760,000	Senior Bonds, 10.750% due 12/1/15(a)	801,800
5,540,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,553,850
1,698,286	World Access Inc., Senior Notes, 13.250% due 1/15/08(c)(e)(f)	27,173
	Total Diversified Telecommunication Services	36,531,347

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	15

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Wireless Telecommunication Services — 2.3%
$2,320,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	$2,691,200
1,390,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	1,344,825
	Sprint Capital Corp., Senior Notes:
370,000	8.375% due 3/15/12	366,586
5,300,000	6.875% due 11/15/28	4,423,248
	True Move Co., Ltd.:
2,310,000	10.750% due 12/16/13(a)	2,016,960
7,320,000	10.750% due 12/16/13(a)	6,414,150
	Total Wireless Telecommunication Services	17,256,969
	TOTAL TELECOMMUNICATION SERVICES	53,788,316
UTILITIES — 10.6%
	Electric Utilities — 1.9%
3,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	3,248,250
835,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	872,575
3,340,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,623,900
6,660,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16(a)(b)	6,476,850
	Total Electric Utilities	14,221,575
	Gas Utilities — 0.7%
5,695,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	5,410,250
	Independent Power Producers & Energy Traders — 8.0%
1,441,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	1,369,443
	AES Corp., Senior Notes:
2,845,000	9.375% due 9/15/10	3,008,588
3,585,000	8.000% due 10/15/17	3,531,225
6,660,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	6,093,900
	Edison Mission Energy, Senior Notes:
1,015,000	7.750% due 6/15/16	1,015,000
2,670,000	7.200% due 5/15/19	2,503,125
4,025,000	7.625% due 5/15/27	3,632,563
26,350,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	26,415,875
701,492	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	808,469
3,620,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,606,425

See Notes to Financial Statements.

16	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†	SECURITY	VALUE

	Independent Power Producers & Energy Traders — 8.0% continued
	NRG Energy Inc., Senior Notes:
9,430,000	7.375% due 2/1/16	$8,899,562
40,000	7.375% due 1/15/17	37,900
	Total Independent Power Producers & Energy Traders	60,922,075
	TOTAL UTILITIES	80,553,900
	TOTAL CORPORATE BONDS & NOTES (Cost — $781,263,737)	693,265,713
ASSET-BACKED SECURITY — 0.0%
FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(c)(e)(f) (Cost — $3,263,502)	0
CONVERTIBLE BOND & NOTE — 0.3%
INDUSTRIALS — 0.3%
	Marine — 0.3%
2,360,000	Horizon Lines Inc., 4.250% due 8/15/12 (Cost — $1,876,778)	1,843,750
COLLATERALIZED SENIOR LOANS — 2.9%
CONSUMER DISCRETIONARY — 0.7%
	Auto Components — 0.5%
3,990,000	Allison Transmission, Term Loan B, 5.470% due 8/7/14(d)	3,571,050
	Textiles, Apparel & Luxury Goods — 0.2%
2,500,000	Simmons Co., Term Loan, 8.204% due 2/15/12(d)	1,650,000
	TOTAL CONSUMER DISCRETIONARY	5,221,050
ENERGY — 0.9%
	Energy Equipment & Services — 0.5%
3,974,384	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(d)(e)	3,974,384
	Oil, Gas & Consumable Fuels — 0.4%
3,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12(d)	2,670,000
	TOTAL ENERGY	6,644,384
INDUSTRIALS — 0.2%
	Trading Companies & Distributors — 0.2%
2,120,401	Penhall International Corp., Term Loan, 10.133% due 4/1/12(d)	1,887,157
MATERIALS — 0.4%
	Containers & Packaging — 0.4%
4,299,337	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14(d)	3,117,019
TELECOMMUNICATION SERVICES — 0.7%
	Diversified Telecommunication Services — 0.7%
5,000,000	Intelsat Ltd., Term Loan, 9.250% due 8/15/14(d)	5,038,805
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $24,176,727)	21,908,415

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	17

Schedule of Investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
FACE AMOUNT†		SECURITY	VALUE

SOVEREIGN BONDS — 1.5%
		Brazil — 1.3%
17,066,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 7/1/10	$9,772,364
		Indonesia — 0.2%
		Republic of Indonesia:
8,114,000,000	IDR	11.000% due 9/15/25	728,979
14,826,000,000	IDR	10.250% due 7/15/27	1,242,821
		Total Indonesia	1,971,800
		TOTAL SOVEREIGN BONDS (Cost — $10,802,283)	11,744,164
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
		Household Durables — 0.0%
8,696,430		Home Interiors & Gifts Inc.(e)(f)*	9
29,983		Mattress Discounters Corp.(e)(f)*	0
		TOTAL CONSUMER DISCRETIONARY	9
INDUSTRIALS — 0.0%
		Machinery — 0.0%
20		Glasstech Inc.(e)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
		Computers & Peripherals — 0.0%
40,557		Axiohm Transaction Solutions Inc.(e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
		Diversified Telecommunication Services — 0.0%
10,212		World Access Inc.(f)*	8
		TOTAL COMMON STOCKS (Cost — $5,332,105)	17
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
		Diversified Financial Services — 0.5%
4,630		Bank of America Corp., 7.250% (Cost — $4,641,392)	4,097,550
ESCROWED SHARES — 0.0%
2,000,000		Pillowtex Corp.(e)(f)* (Cost — $0)	0
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
		Media — 0.0%
10		ION Media Networks Inc., Series B, 12.000% *	6,175
FINANCIALS — 0.0%
		Diversified Financial Services — 0.0%
9,787		TCR Holdings Corp., Class B Shares(e)(f)*	10
5,383		TCR Holdings Corp., Class C Shares(e)(f)*	6

See Notes to Financial Statements.

18	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND
SHARES		SECURITY	VALUE

		Diversified Financial Services — 0.0% continued
14,191		TCR Holdings Corp., Class D Shares(e)(f)*	$14
29,362		TCR Holdings Corp., Class E Shares(e)(f)*	29
		TOTAL FINANCIALS	59
INDUSTRIALS — 0.0%
		Machinery — 0.0%
22		Glasstech Inc(e)(f)*	0
		TOTAL PREFERRED STOCKS (Cost — $112,741)	6,234
WARRANTS
WARRANTS — 0.0%
1,250		Leap Wireless International Inc., Expires 4/15/10(e)(f)*	0
13,446		Pillowtex Corp., Expires 11/24/09(e)(f)*	0
		TOTAL WARRANTS (Cost — $9,954)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $831,479,219)	732,865,843
FACE AMOUNT†
SHORT-TERM INVESTMENTS — 2.1%
		Sovereign Bonds — 2.0%
		Egypt Treasury Bills:
25,950,000	EGP	Zero coupon bond to yield 6.733% due 11/4/08	4,695,147
25,175,000	EGP	Zero coupon bond to yield 6.764% due 11/11/08	4,544,546
34,825,000	EGP	Zero coupon bond to yield 7.330% due 1/6/09	6,177,876
		Total Sovereign Bonds (Cost — $15,209,790)	15,417,569
		Repurchase Agreement — 0.1%
791,000		Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity — $791,053; (Fully collateralized by U.S. government agency obligation, 0.000% due 12/30/08; Market value — $809,504)(g) (Cost — $791,000)	791,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $16,000,790)	16,208,569
		TOTAL INVESTMENTS — 98.3% (Cost — $847,480,009#)	749,074,412
		Other Assets in Excess of Liabilities — 1.7%	13,126,053
		TOTAL NET ASSETS — 100.0%	$762,200,465

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	19

Schedule of Investments (unaudited) continued

June 30, 2008

(f)	Illiquid security.

(g)	All or a portion of this security is segregated for open forward foreign currency and swap contracts.

(h)	Subsequent to the reporting period, on July 22, 2008, the company filed for bankruptcy.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	—Brazilian Real
EGP	—Egyptian Pound
IDR	—Indonesian Rupiah

See Notes to Financial Statements.

20	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $847,480,009)	$749,074,412
Foreign currency, at value (Cost — $1,475,694)	1,598,978
Cash	1,429
Dividends and interest receivable	17,971,925
Receivable for securities sold	8,500,103
Receivable for Fund shares sold	352,501
Premium paid for swaps purchased	275,202
Unrealized appreciation on swaps	79,791
Prepaid expenses	35,048
Total Assets	777,889,389
LIABILITIES:
Payable for Fund shares repurchased	9,714,538
Payable for securities purchased	3,039,365
Distributions payable	1,202,841
Investment management fee payable	521,873
Distribution fees payable	207,999
Payable for open forward currency contracts	15,842
Interest payable for open swap contracts	8,333
Trustees’ fees payable	2,863
Accrued expenses	975,270
Total Liabilities	15,688,924
TOTAL NET ASSETS	$762,200,465
NET ASSETS:
Par value (Note 7)	$1,025
Paid-in capital in excess of par value	944,892,192
Undistributed net investment income	34,686
Accumulated net realized loss on investments, options written, swap contracts and foreign currency transactions	(84,807,504)
Net unrealized depreciation on investments, swap contracts and foreign currencies	(97,919,934)
TOTAL NET ASSETS	$762,200,465

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	21

Statement of assets and liabilities (unaudited) continued

June 30, 2008

Shares Outstanding:
Class A	68,914,148
Class B	6,673,973
Class C	13,838,959
Class I	13,101,319
Net Asset Value:
Class A (and redemption price)	$7.42
Class B1	$7.48
Class C1	$7.50
Class I (and redemption price)	$7.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$7.75

[1]	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

22	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Interest	$39,702,967
Dividends	168,770
Less: Foreign taxes withheld	(13,023)
Total Investment Income	39,858,714
EXPENSES:
Investment management fee (Note 3)	3,242,881
Distribution fees (Notes 3 and 5)	1,305,059
Transfer agent fees (Note 5)	450,903
Shareholder reports (Note 5)	108,207
Legal fees	104,557
Registration fees	40,729
Custody fees	29,966
Audit and tax	22,288
Insurance	10,026
Trustees’ fees	7,379
Miscellaneous expenses	6,641
Total Expenses	5,328,636
Less: Fees paid indirectly (Note 1)	(115)
Net Expenses	5,328,521
NET INVESTMENT INCOME	34,530,193
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(22,081,547)
Options written	142,500
Swap contracts	22,148
Foreign currency transactions	236,767
Net Realized Loss	(21,680,132)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(32,188,404)
Swap contracts	79,791
Foreign currencies	115,674
Change in Net Unrealized Appreciation/Depreciation	(31,992,939)
Net Loss on Investments, Options Written, Swap Contracts and Foreign Currency Transactions	(53,673,071)
DECREASE IN NET ASSETS FROM OPERATIONS	$(19,142,878)

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$34,530,193	$78,804,995
Net realized loss	(21,680,132)	(720,718)
Change in net unrealized depreciation	(31,992,939)	(79,006,968)
Decrease in Net Assets From Operations	(19,142,878)	(922,691)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(35,173,753)	(80,265,497)
Decrease in Net Assets From Distributions to Shareholders	(35,173,753)	(80,265,497)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	59,087,560	210,022,635
Reinvestment of distributions	27,064,158	58,917,948
Cost of shares repurchased	(156,386,963)	(494,291,110)
Decrease in Net Assets From Fund Share Transactions	(70,235,245)	(225,350,527)
DECREASE IN NET ASSETS	(124,551,876)	(306,538,715)
NET ASSETS:
Beginning of period	886,752,341	1,193,291,056
End of period*	$762,200,465	$886,752,341
* Includes undistributed net investment income of:	$34,686	$678,246

See Notes to Financial Statements.

24	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.92	$8.54	$8.36	$8.59	$8.29	$7.23
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.32	0.61	0.58	0.56	0.58	0.59
Net realized and unrealized gain (loss)	(0.49)	(0.61)	0.21	(0.22)	0.29	1.07
Total income (loss) from operations	(0.17)	—	0.79	0.34	0.87	1.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.62)	(0.61)	(0.57)	(0.57)	(0.60)
Total distributions	(0.33)	(0.62)	(0.61)	(0.57)	(0.57)	(0.60)
NET ASSET VALUE, END OF PERIOD	$7.42	$7.92	$8.54	$8.36	$8.59	$8.29
Total return[4]	(2.17)%	(0.08)%	9.90%	4.08%	10.97%	23.83%
NET ASSETS, END OF PERIOD (000s)	$511,433	$594,940	$701,540	$693,116	$1,535,433	$1,148,273
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.28%[5]	1.34%	1.21%[6]	1.19%	1.20%	1.25%
Net expenses	1.28 [5,7]	1.34 [7]	1.21 [6,8]	1.19	1.20	1.25
Net investment income	8.55 [5]	7.27	7.01	6.59	7.02	7.34
PORTFOLIO TURNOVER RATE	27%	64%	76%	64%	54%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.19%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.99	$8.59	$8.40	$8.65	$8.34	$7.27
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.31	0.59	0.53	0.49	0.52	0.53
Net realized and unrealized gain (loss)	(0.49)	(0.61)	0.21	(0.24)	0.30	1.08
Total income (loss) from operations	(0.18)	(0.02)	0.74	0.25	0.82	1.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.58)	(0.55)	(0.50)	(0.51)	(0.54)
Total distributions	(0.33)	(0.58)	(0.55)	(0.50)	(0.51)	(0.54)
NET ASSET VALUE, END OF PERIOD	$7.48	$7.99	$8.59	$8.40	$8.65	$8.34
Total return[4]	(2.29)%	(0.37)%	9.17%	3.04%	10.22%	22.91%
NET ASSETS, END OF PERIOD (000s)	$49,903	$65,425	$98,450	$135,186	$187,303	$235,293
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.72%[5]	1.64%	1.99%[6]	2.02%	1.98%	2.01%
Net expenses	1.72 [5,7]	1.64 [7]	1.99 [6,8]	2.02	1.98	2.01
Net investment income	8.11 [5]	6.94	6.25	5.81	6.25	6.74
PORTFOLIO TURNOVER RATE	27%	64%	76%	64%	54%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.98%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.00	$8.63	$8.44	$8.68	$8.38	$7.30
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.31	0.59	0.55	0.52	0.55	0.56
Net realized and unrealized gain (loss)	(0.49)	(0.62)	0.22	(0.23)	0.29	1.09
Total income (loss) from operations	(0.18)	(0.03)	0.77	0.29	0.84	1.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.60)	(0.58)	(0.53)	(0.54)	(0.57)
Total distributions	(0.32)	(0.60)	(0.58)	(0.53)	(0.54)	(0.57)
NET ASSET VALUE, END OF PERIOD	$7.50	$8.00	$8.63	$8.44	$8.68	$8.38
Total return[4]	(2.30)%	(0.48)%	9.46%	3.44%	10.42%	23.36%
NET ASSETS, END OF PERIOD (000s)	$103,754	$122,595	$177,338	$235,117	$292,918	$317,704
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.69%[5]	1.69%	1.71%[6]	1.73%	1.70%	1.71%
Net expenses	1.69 [5,7]	1.69 [7]	1.71 [6,8]	1.73	1.70	1.71
Net investment income	8.14 [5]	6.89	6.53	6.10	6.52	6.93
PORTFOLIO TURNOVER RATE	27%	64%	76%	64%	54%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.69%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	27

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91	$8.53	$8.35	$8.59	$8.29	$7.22
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.34	0.64	0.61	0.59	0.61	0.62
Net realized and unrealized gain (loss)	(0.50)	(0.60)	0.21	(0.23)	0.29	1.08
Total income (loss) from operations	(0.16)	0.04	0.82	0.36	0.90	1.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.66)	(0.64)	(0.60)	(0.60)	(0.63)
Total distributions	(0.34)	(0.66)	(0.64)	(0.60)	(0.60)	(0.63)
NET ASSET VALUE, END OF PERIOD	$7.41	$7.91	$8.53	$8.35	$8.59	$8.29
Total return[4]	(1.98)%	0.39%	10.29%	4.33%	11.39%	24.41%
NET ASSETS, END OF PERIOD (000s)	$97,110	$103,792	$215,963	$101,886	$117,197	$94,445
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.86%[5]	0.86%	0.86%[6]	0.83%	0.84%	0.86%
Net expenses	0.86 [5,7]	0.86 [7]	0.85 [6,8]	0.83	0.84	0.86
Net investment income	8.98 [5]	7.63	7.35	6.97	7.37	7.87
PORTFOLIO TURNOVER RATE	27%	64%	76%	64%	54%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.84%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(d) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the

30	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

value of the swaption are reported as unrealized gains or losses in the Statements of Operations. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(e) Options written. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

32	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

(i) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(m) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

34	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$749,074,412	$4,097,558	$740,974,942	$4,001,912
Other Financial Instruments*	63,949	—	63,949	—
Total	$749,138,361	$4,097,558	$741,038,891	$4,001,912

*	Other financial instruments may include options written, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of December 31, 2007	$50,092
Realized Gain (Loss)	75,502
Change in unrealized appreciation (depreciation)	(7,170)
Net purchases (sales)	3,883,488
Transfers in and/or out of Level 3	—
Balance as of June 30, 2008	$4,001,912

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 Billion	0.800%
Next $1 Billion	0.775
Next $3 Billion	0.750
Over $5 Billion	0.700

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $5,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS B	CLASS C
CDSCs	$41,000	$2,000

Certain officers and Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$209,077,814
Sales	270,410,809

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,141,925
Gross unrealized depreciation	(111,547,522)
Net unrealized depreciation	$(98,405,597)

36	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

At June 30, 2008, the Fund had the following open forward foreign currency contracts:

	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Buy:
Indian Rupee	33,632,700	$771,578	9/16/08	$(3,905)
Indian Rupee	28,097,100	644,584	9/16/08	(8,989)
Indian Rupee	22,320,000	512,050	9/16/08	(2,948)
Net unrealized loss on open forward foreign currency contracts				$(15,842)

At June 30, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	6/20/08
Referenced Entity:	CDX North America High Yield Index
Notional Amount:	$6,000,000
Payments Received by the Fund:	Payment only if credit event occurs
Payments Made by the Fund:	5.000%, quarterly
Termination Date:	6/20/13
Unrealized Appreciation	$79,791

During the six months ended June 30, 2008, options written transactions for the Fund were as follows:

	NOTIONAL PAR	PREMIUMS
Options written, outstanding December 31, 2007	—	—
Options written	$12,000,000	$285,000
Options exercised	(6,000,000)	(142,500)
Options expired	(6,000,000)	(142,500)
Options written, outstanding June 30, 2008	—	—

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$682,393	$405,243	$66,977
Class B	209,708	17,490	15,275
Class C	412,958	25,697	23,629
Class I	—	2,473	2,326
Total	$1,305,059	$450,903	$108,207

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	$23,718,179	$49,404,205
Class B	2,398,633	5,654,843
Class C	4,558,019	10,829,043
Class I	4,498,922	14,377,406
Total	$35,173,753	$80,265,497

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

38	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	6,131,260	$46,590,913	18,401,220	$155,133,054
Shares issued on reinvestment	2,647,874	20,033,691	4,993,676	41,584,475
Shares repurchased	(14,994,181)	(113,660,960)	(30,386,869)	(253,683,488)
Net decrease	(6,215,047)	$(47,036,356)	(6,991,973)	$(56,965,959)
Class B
Shares sold	59,552	$456,531	256,119	$2,160,598
Shares issued on reinvestment	134,541	1,026,293	269,191	2,254,982
Shares repurchased	(1,708,290)	(13,101,479)	(3,800,313)	(31,920,022)
Net decrease	(1,514,197)	$(11,618,655)	(3,275,003)	$(27,504,442)
Class C
Shares sold	408,195	$3,142,018	802,504	$6,870,461
Shares issued on reinvestment	296,411	2,265,191	631,191	5,317,112
Shares repurchased	(2,189,872)	(16,787,596)	(6,657,565)	(56,022,690)
Net decrease	(1,485,266)	$(11,380,387)	(5,223,870)	$(43,835,117)
Class I
Shares sold	1,170,598	$8,898,098	5,425,799	$45,858,522
Shares issued on reinvestment	494,832	3,738,983	1,170,464	9,761,379
Shares repurchased	(1,686,996)	(12,836,928)	(18,785,347)	(152,664,910)
Net decrease	(21,566)	$(199,847)	(12,189,084)	$(97,045,009)

8. Capital loss carryforward

On December 31, 2007, the Fund had a net capital loss carryforward of approximately $50,910,235, of which $15,882,990 expires in 2009 and $35,027,245 expires in 2010. These amounts will be available to offset any future taxable capital gains.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds.

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as previously described. The complaints seek injunctive relief and compensatory and punitive damages,

40	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary

Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

42	Legg Mason Partners Global High Yield Bond Fund 2008 Semi-Annual Report

Legg Mason Partners Global High Yield Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing

[formerly, PFPC Inc.)

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/08 SR08-637

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 29, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of Legg Mason Partners Income Trust

Date: August 29, 2008